Derivative Instruments - Foreign Currency Forward Contracts (Details) € in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2019 EUR (€)
Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ 575
Expected Maturity - 2020	$ 57,130
Norwegian Krone
Derivative [Line Items]
Notational amount | kr		kr 457,205
Average Forward Rate	8.87	8.87	8.87
Norwegian Krone | Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ 518
Expected Maturity - 2020	$ 51,567
Euro
Derivative [Line Items]
Notational amount | €			€ 5,000
Average Forward Rate	0.90	0.90	0.90
Euro | Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ 57
Expected Maturity - 2020	$ 5,563